Annual Total Returns - Fidelity® California Municipal Money Market Fund [BarChart] - 02.28 Fidelity California Municipal Money Market Funds Retail Combo PRO-10 - Fidelity® California Municipal Money Market Fund - Fidelity California Municipal Money Market Fund-Default
Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.11%
Annual Return 2017	0.43%
Annual Return 2018	0.97%
Annual Return 2019	1.09%
Annual Return 2020	0.35%
Annual Return 2021	0.02%